Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Total gains (losses) on derivative instruments	$ 544	$ 247	$ 1,175	$ 910
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(21)	(354)	22	(350)
Amortization of amount excluded from hedge effectiveness	779	815	1,581	1,688
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Realized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	0	0	0	0
Unrealized Gains (Losses) [Member]
Total gains (losses) on derivative instruments	$ 544	$ 247	$ 1,175	$ 910